SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
22	SIGNIFICANT CONCENTRATIONS

Financial instruments which potentially expose the Group to concentrations of credit risk, is cash, accounts receivable and other receivable as of December 31, 2011 and 2010. The Group performs ongoing evaluations of its cash position and credit evaluations of customers to ensure sound collections and minimize credit losses exposure.

Sales and vendor concentrations

For the years ended December 31, 2011, 2010 and 2009, respectively, all of the Group’s sales were generated within the PRC. In addition, all accounts receivable as of December 31, 2011, 2010 and 2009 are from entities within the PRC.

For the years ended December 31, 2011, 2010 and 2009, there were no customers accounted for 10% or more of the Group’s revenue.

For the years ended December 31, 2011, 2010 and 2009, there were three vendors accounted for 10% or more of the Group’s cost of revenue, which is summarized in the following:

	For the Year Ended December 31,
	2011		2010		2009
Major Vendors	Purchase	Percentage of Total Cost of Revenue	Purchase	Percentage of Total Cost of Revenue	Purchase	Percentage of Total Cost of Revenue

Lifestyle Express	8,210,960	20.23%	6,332,534	15.66%	6,018,610	16.53%

South East Express	7,847,104	19.33%	8,759,036	21.66%	6,565,947	18.03%

Shenyang Evening News	6,025,492	14.84%	$10,063,307	24.88%	$10,119,951	27.79%

Total	$22,083,556	54.40%	$25,154,877	62.20%	$22,704,508	62.35%